Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0002056611
Registrant Name	Latigo Biotherapeutics, Inc.
Registration File Number	333-297518
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES